SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 801	$ 955
Work in process	647	425
Finished goods	872	1,468
Total	$ 2,320	$ 2,848